Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment - CNY (¥)
		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning Balance, January 1		¥ 975,850,851	¥ 607,965,498
Provision for credit losses		212,738,773	11,509,533
Charge-offs	[1]	(436,116,573)	(244,501,030)
Increase in guaranteed recoverable assets		229,654,634	236,676,452
Recoveries		28,815,365	23,577,905
Ending Balance, December 31		1,010,943,050	635,228,358
Net loans principal, interest and financing service fee receivables		8,248,699,479	10,009,832,583
Recorded investment		9,259,642,529	10,645,060,941
Allowance for loans which are collectively assessed [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning Balance, January 1		914,370,954	535,967,177
Provision for credit losses		39,674,709	(116,550,594)
Charge-offs	[1]	(193,168,795)	(1,198,134)
Increase in guaranteed recoverable assets		204,430,896	81,609,992
Recoveries
Ending Balance, December 31		965,307,764	499,828,441
Net loans principal, interest and financing service fee receivables		8,154,672,302	9,758,829,979
Recorded investment		9,119,980,066	10,258,658,420
Allowance for loans which are individually assessed [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning Balance, January 1		61,479,897	71,998,321
Provision for credit losses		173,064,064	128,060,127
Charge-offs	[1]	(242,947,778)	(243,302,896)
Increase in guaranteed recoverable assets		25,223,738	155,066,460
Recoveries		28,815,365	23,577,905
Ending Balance, December 31		45,635,286	135,399,917
Net loans principal, interest and financing service fee receivables		94,027,177	251,002,604
Recorded investment		¥ 139,662,463	¥ 386,402,521

[1]	In 2020, the Group revised its charge-off policy so that loans that are 180 days past due are charged down to net realizable value (fair value of collateral, less estimated costs to sell) unless the loans are both well-secured and in the process of collection.